Note 24 - Quarterly Financial Data (Unaudited) - Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income	$ 44,920	$ 42,024	$ 37,097	$ 33,499	$ 33,810	$ 33,719	$ 31,570	$ 30,742	$ 30,351	$ 30,961	$ 31,569	$ 30,087	$ 157,540	$ 129,841	$ 122,968
Interest expense	7,855	3,894	2,240	2,144	2,507	2,840	3,031	3,258	4,189	4,324	4,510	5,196	16,133	11,636	18,219
Net interest income	37,065	38,130	34,857	31,355	31,303	30,879	28,539	27,484	26,162	26,637	27,059	24,891	141,407	118,205	104,749
Provision for credit losses	2,596	2,543	1,625	1,892	131	130	55	827	3,065	1,038	4,124	1,469
Earnings before income taxes	15,342	19,706	18,484	14,544	17,512	17,405	14,449	14,792	10,771	14,669	11,313	11,357
Net earnings attributable to Wilson Bank Holding Company	$ 12,340	$ 15,190	$ 14,139	$ 11,373	$ 13,801	$ 13,342	$ 11,139	$ 11,144	$ 8,902	$ 11,532	$ 9,027	$ 9,031	$ 53,042	$ 49,426	$ 38,492
Basic earnings per common share (in dollars per share)	$ 1.08	$ 1.33	$ 1.25	$ 1.01	$ 1.23	$ 1.19	$ 1.00	$ 1.01	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 4.66	$ 4.44	$ 3.52
Diluted earnings per common share (in dollars per share)	$ 1.07	$ 1.33	$ 1.24	$ 1.00	$ 1.23	$ 1.19	$ 1.00	$ 1.00	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 4.65	$ 4.43	$ 3.51